SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
Schedule of major subsidiaries

	% voting	% equity
Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

Schedule of segmented information

			Sports
	Telecom-		and	Head Office
	munications	Media	Entertainment	and Inter-segments	Total
					2021
Revenues	$3,735.0	$776.0	$167.0	$(123.6)	$4,554.4

Employee costs	405.9	221.2	33.2	25.7	686.0
Purchase of goods and services	1,453.4	471.4	113.4	(143.4)	1,894.8
Adjusted EBITDA[1]	1,875.7	83.4	20.4	(5.9)	1,973.6

Depreciation and amortization					784.7
Financial expenses					325.9
Loss on valuation and translation of financial instruments					0.5
Restructuring of operations and other items					4.1
Loss on debt refinancing					80.9
Income before income taxes					$777.5

Cash flows used for
Additions to property, plant and equipment	$407.3	$19.7	$0.8	$0.4	$428.2
Additions to intangible assets	986.1	25.5	3.5	3.6	1,018.7
[1]

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, loss on debt refinancing, income taxes and income from discontinued operations.

SEGMENTED INFORMATION (continued)

			Sports
	Telecom-		and	Head Office
	munications	Media	Entertainment	and Inter-segments	Total
					2020
Revenues	$3,622.6	$650.5	$158.0	$(113.3)	$4,317.8

Employee costs	403.8	176.7	30.3	24.2	635.0
Purchase of goods and services	1,354.4	391.6	119.0	(136.8)	1,728.2
Adjusted EBITDA[1]	1,864.4	82.2	8.7	(0.7)	1,954.6

Depreciation and amortization					804.1
Financial expenses					277.8
Loss on valuation and translation of financial instruments					1.3
Restructuring of operations and other items					39.2
Income before income taxes					$832.2

Cash flows used for
Additions to property, plant and equipment	$429.3	$15.9	$0.6	$0.4	$446.2
Additions to intangible assets	180.1	22.1	2.8	0.9	205.9
[1]

The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, loss on debt refinancing, income taxes and income from discontinued operations.

SEGMENTED INFORMATION (continued)

			Sports
	Telecom-		and	Head Office
	munications	Media	Entertainment	and Inter-segments	Total
					2019
Revenues	$3,480.4	$738.0	$192.2	$(116.8)	$4,293.8

Employee costs	398.6	228.6	38.6	32.4	698.2
Purchase of goods and services	1,278.4	434.6	146.3	(146.6)	1,712.7
Adjusted EBITDA[1]	1,803.4	74.8	7.3	(2.6)	1,882.9

Depreciation and amortization					751.2
Financial expenses					282.9
Loss on valuation and translation of financial instruments					0.8
Restructuring of operations and other items					28.6
Income before income taxes					$819.4

Cash flows used for
Additions to property, plant and equipment	$476.8	$21.8	$1.3	$1.4	$501.3
Additions to intangible assets	468.0	24.8	3.5	0.6	496.9
1	The Chief Executive Officer uses adjusted EBITDA as the measure of profit to assess the performance of each segment. Adjusted EBITDA is a non-IFRS measure and is defined as net income before depreciation and amortization, financial expenses, loss on valuation and translation of financial instruments, restructuring of operations and other items, loss on debt refinancing, income taxes and income from discontinued operations.